Share-based payment (Tables)	12 Months Ended
Dec. 31, 2021
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Number and Weighted Average Exercise Prices ("WAEP") of, and Movements in Share Options
The following table illustrates the number and weighted average exercise prices (“WAEP”) of, and movements in share options during the year:

	Number of share options	WAEP		Number of share options	WAEP
	31.12.2020	31.12.2020		31.12.2021	31.12.2021
Outstanding at January 1	470,000	US$	21.11	470,000	US$	21.11
Cancelled during the year	—		—	(200,000)	US$	21.11

Outstanding at December 31	470,000	US$	21.11	270,000	US$	21.11

Exercisable at December 31	470,000	US$	21.11	270,000	US$	21.11

Fair Value of Share Options and Assumptions

Date of grant of options	On July 29, 2014
Fair value at measurement date (US$)	5.70 – 6.74

Share price (US$)	21.11
Exercise price (US$)	21.11
Expected volatility (%)	47.4
Expected option life (years)	3.5 – 5.5
Expected dividends (%)	5.81
Risk-free interest rate (%)	1.4 – 2.0